                     File Nos. 811-4906 and 33-10238




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]

                     Post-Effective Amendment No.  23               [ X ]

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]

                           Amendment No.  23                        [ X ]

                  (Check appropriate box or boxes)

                 PREMIER STATE MUNICIPAL BOND FUND
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                          Daniel C. Maclean, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

__X__ immediately upon filing pursuant to paragraph (b)

____ on ______________  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485

Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended April 30, 1995 was filed June 26, 1995.

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: ARIZONA SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


         23,364 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,010 (Determined on the basis of the closing price on November 6, 1995; i.e. $13.26 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:           23,364 X $13.26 =       $309,807

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:               1,493 X $13.26 =       $ 19,797
                                          21,871 X $13.26 =       $290,010

       Fee at 1/29 of 1%                                          $    100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: CONNECTICUT SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        3,287,347 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,004 (Determined on the basis of the closing price on November 8, 1995; i.e. $12.71 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                     Aggregate
                                                                Offering Price

       Total Shares Registered:        3,287,347 X $12.71 =      $41,782,180

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           3,264,530 X $12.71 =      $41,492,176
                                          22,817 X $12.71 =      $   290,004

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: FLORIDA SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        3,130,402 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,014 (Determined on the basis of the closing price on November 6, 1995; i.e. $15.05 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        3,130,402 X $15.05 =      $47,112,550

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           3,111,132 X $15.05 =      $46,822,536
                                          19,270 X $15.05 =      $   290,014

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: GEORGIA SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        143,204 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,012 (Determined on the basis of the closing price on November 6, 1995; i.e. $13.38 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          143,204 X $13.38 =       $1,916,070

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:             121,529 X $13.38 =       $1,626,058
                                          21,675 X $13.38 =       $  290,012

       Fee at 1/29 of 1%                                          $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MARYLAND SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        3,788,050 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,012 (Determined on the basis of the closing price on November 6, 1995; i.e. $12.98 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        3,788,050 X $12.98 =      $49,168,889

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           3,765,707 X $12.98 =      $48,878,877
                                          22,343 X $12.98 =      $   290,012

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MASSACHUSETTS SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        520,283 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,008 (Determined on the basis of the closing price on November 6, 1995; i.e. $11.87 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          550,283 X $11.87 =       $6,531,859

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:             525,851 X $11.87 =       $6,241,851
                                          24,432 X $11.87 =       $  290,008

       Fee at 1/29 of 1%                                          $      100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MICHIGAN SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        1,135,713 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,004 (Determined on the basis of the closing price on November 8, 1995; i.e. $16.50 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,135,713 X $16.50 =      $18,739,265

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           1,118,137 X $16.50 =      $18,449,261
                                          17,576 X $16.50 =      $   290,004

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: MINNESOTA SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        1,223,875 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,008 (Determined on the basis of the closing price on November 8, 1995; i.e. $16.05 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,223,875 X $16.05 =      $19,643,194

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           1,205,806 X $16.05 =      $19,353,186
                                          18,069 X $16.05 =      $   290,008

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: NORTH CAROLINA SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        1,558,988 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $289,993 (Determined on the basis of the closing price on November 8, 1995; i.e. $13.71 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,558,988 X $13.71 =      $21,373,725

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           1,537,836 X $13.71 =      $21,083,732
                                          21,152 X $13.71 =      $   289,993

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: OHIO SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        2,405,393 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $289,996 (Determined on the basis of the closing price on November 8, 1995; i.e. $13.90 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        2,405,393 X $13.90 =      $33,434,963

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           2,384,530 X $13.90 =      $33,144,967
                                          20,863 X $13.90 =      $   289,996

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: PENNSYLVANIA SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        1,505,098 Shares                                (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,004 (Determined on the basis of the closing price on November 8, 1995; i.e. $17.56 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:        1,505,098 X $17.56 =      $26,429,521

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:           1,488,583 X $17.56 =      $26,139,517
                                          16,515 X $17.56 =      $   290,004

       Fee at 1/29 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: TEXAS SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        557,039 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,018 (Determined on the basis of the closing price on November 8, 1995; i.e. $22.58 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          557,039 X $22.58 =       $12,577,941

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:             544,195 X $22.58 =       $12,287,923
                                          12,844 X $22.58 =       $   290,018

       Fee at 1/29 of 1%                                          $       100

                REGISTRATION STATEMENT FILE NOS. 811-4906 AND 33-10238

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER STATE MUNICIPAL BOND FUND: VIRGINIA SERIES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):

        329,833 Shares                                    (See Note Below)

E. Proposed aggregate offering price to the public of the securities being registered:

       $290,011 (Determined on the basis of the closing price on November 8, 1995; i.e. $17.57 per share (See Note Below))

F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)

G.     Appropriate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2

                                                                   Aggregate
                                                                Offering Price

       Total Shares Registered:          329,833 X $17.57 =       $5,795,166

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1995:             313,327 X $17.57 =       $5,505,155
                                          16,506 X $17.57 =       $  290,011

       Fee at 1/29 of 1%                                          $      100

                       CONSENT OF STROOCK & STROOCK & LAVAN




    The Consent of Stroock & Stroock & Lavan, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of November, 1995.

                           PREMIER STATE MUNICIPAL BOND FUND

                            BY:   /s/ Marie E. Connolly*
                               MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly                (Principal Executive, Financial
                                   and Accounting Officer)

/s/ Joseph S. DiMartino*         Chairman of the Board
Joseph S. DiMartino

/s/ Clifford L. Alexander, Jr.*  Trustee
Clifford L. Alexander, Jr.

/s/ Peggy C. Davis*              Trustee
Peggy C. Davis

/s/ Ernest Kafka*                Trustee
Ernest Kafka

/s/ Saul B. Klaman*              Trustee
Saul B. Klaman

/s/ Nathan Leventhal*            Trustee
Nathan Leventhal




*BY: /s/ Eric B. Fischman
     Eric B. Fischman, Attorney-in-Fact